UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2010

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2010

Advised by NorthCoast Asset Management, LLC

WWW.NORTHCOASTAM.COM
(800) 558-9105

CAN SLIM® SELECT GROWTH FUND

Dear Fellow Investor,

“If you want to make God laugh, tell him about your plans.”
–Woody Allen

Though Woody was referring to the unexpected curveballs thrown at us throughout life, it sure seems as if Mr. Market has a similar sense of humor. Thankfully this time the surprise was welcome.

During the fiscal half year April-September, 2010 CAN SLIM® Select Growth Fund (CANGX) (the “Fund”) gained a modest 0.19% compared to a decline of 1.42% in the broad average S&P 500® Index (S&P”). These seemingly small changes belie the 2½ months of volatility between late April and early July when both the Fund and the S&P were down 15.27% and 15.63% (April 26-July 6) respectively before rebounding in a surprise that turned out to be the strongest September (+8.92%) for the S&P since 1939.

As readers of these letters know, a key ingredient in the CAN SLIM® investment strategy is to let the market guide the Fund’s overall investment level. To that end, as the market declined from late April, the Fund reduced exposure from just about fully invested to a low of 60% invested through June, and then, as the market began to pick up, added to positions to finish the period at 93% invested. This is not market timing – rather we simply follow market activity. When stocks and market indices enter into what our systems define as a new confirmed rally with rising trading volume we add positions and when market indices enter corrections we reduce positions.

During the 1st half of the period, with employment suffering, the Fund experienced losses primarily in retail, such as Ann Taylor, Black & Decker and HGregg (an appliance retailer) and capital goods. The technology sector did an amazing flip-flop, losing substantially in the April-June period, only to resurge in July-September. The Fund participated in this sector via MercadoLibre (online retailing), OmniVision Technologies & Isilon (semiconductor manufacturers). Significant profits were also seen in health care (eg, Edwards Life Sciences) and services (Steven Madden, Las Vegas Sands and Herbalife were the performers here) during the third quarter ended September 30, 2010.

CAN SLIM® SELECT GROWTH FUND

Outlook
While the 2009 rally was one of recovery for distressed bank and financial stocks, the third quarter 2010 rally shifted focus more towards the Fund’s objective – that of well-financed companies with innovative products and sound marketing strategies that should make solid profits going forward. In general, these periods begin with inflection points where stock leadership changes dramatically. These periods are unpredictable, but not unexpected. Importantly, following poor periods for momentum investing, CAN SLIM® has historically returned to form. So sticking with our strategy in a difficult time has permitted the Fund to emerge and progress along its stated objectives.

The CAN SLIM® methodology employed by the Fund is rules-based and attempts to identify stocks taking leadership roles. As the market reverts to its more normal pattern of rewarding this configuration, we believe the Fund has the potential to gain further against the broad averages.

Sincerely,

Rick Semels
Senior Vice President, Northcoast Asset Management, LLC

Opinions expressed are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible.  The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in micro-, small-and medium-capitalization companies, which involve additional risks such as limited liquidity and greater price volatility than large-capitalization companies. The Fund will experience portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders.  Because the Fund can invest in other investment companies, your cost of investing in the Fund will be higher than your cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those

CAN SLIM® SELECT GROWTH FUND

funds. Because the Fund may invest in Exchange-Traded Funds (ÒETF’sÓ), it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (ÒNAVÓ), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investment performance reflects fee waivers. In the absence of fee waivers, total returns would be reduced.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of holdings, please refer to the Schedule of Investments in this report.  Current and future holdings are subject to risk.

Must be preceded or accompanied by a current prospectus.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC.

CAN SLIM® SELECT GROWTH FUND

SECTOR ALLOCATION
AT SEPTEMBER 30, 2010 (UNAUDITED)

*	Cash equivalents and liabilities in excess of other assets.

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)

As a shareholder of the CAN SLIM® Select Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/10 – 9/30/10).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)
(CONTINUED)

orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any

CAN SLIM® SELECT GROWTH FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)
(CONTINUED)

transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/10	9/30/10	4/1/10 – 9/30/10*
Actual	$1,000	$1,002	$8.53
Hypothetical
(5% return
before expenses)	$1,000	$1,017	$8.59

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.70% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2010 (UNAUDITED)

Shares		Value
COMMON STOCKS: 91.5%

Administrative Services: 0.9%
6,705	Portfolio Recovery Associates, Inc.*	$433,478

Apparel Manufacturing: 1.0%
8,452	Columbia Sportswear Co.	493,935

Beverage & Tobacco Products: 2.5%
5,877	Boston Beer Co.*	392,995
8,217	Fomento Economico
	Mexicano S.A.B de C.V. - ADR	416,849
23,053	Vector Group Ltd.	431,091
		1,240,935
Broadcasting: 1.1%
9,977	Liberty Media Corp.*	519,403

Chemical Manufacturing: 8.6%
19,213	BioMarin Pharmaceutical, Inc.*	429,411
15,921	Bristol-Myers Squibb Co.	431,618
5,652	Carbo Ceramics, Inc.	457,812
10,164	E.I. du Pont de Nemours & Co.	453,518
7,748	Hospira, Inc.*	441,713
16,614	Kraton Performance Polymers, Inc.*	451,070
7,230	Perrigo Co.	464,311
13,222	Polypore International, Inc.*	398,775
29,171	Solutia, Inc.*	467,319
9,175	Valeant Pharmaceuticals International, Inc.	229,839
		4,225,386
Computer & Electronic Products: 12.7%
10,296	Acme Packet, Inc.*	390,630
1,333	Apple, Inc.*	378,239
19,790	Applied Signal Technology, Inc.	492,375
20,296	ARM Holdings PLC - ADR	380,753
30,368	Cardtronics, Inc.*	468,578
9,214	Illumina, Inc.*	453,329
18,889	Isilon Systems, Inc.*	420,847

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 91.5% (Continued)

Computer & Electronic Products: 12.7% (Continued)
10,978	Lexmark International, Inc.*	$489,838
3,560	Mettler-Toledo International, Inc.*	443,007
19,493	OmniVision Technologies, Inc.*	449,119
12,840	ResMed, Inc.*	421,280
13,851	Trimble Navigation Ltd.*	485,339
7,492	Varian Medical Systems, Inc.*	453,266
18,408	Volcano Corp.*	478,240
		6,204,840
Credit Intermediation: 5.6%
15,373	Altisource Portfolio Solutions SA*	478,715
4,801	Banco Santander Chile - ADR	463,537
11,394	Bank of the Ozarks, Inc.	422,603
4,069	Credicorp Ltd.	463,459
16,534	First Cash Financial Services, Inc.*	458,819
2,528	HDFC Bank Ltd. - ADR	466,087
		2,753,220
Data Processing & Hosting Services: 1.7%
7,926	Akamai Technologies, Inc.*	397,727
7,308	HMS Holdings Corp.*	430,733
		828,460
Educational Services: 0.8%
4,134	New Oriental Education &
	Technology Group, Inc. - ADR*	403,396

Fabricated Metal Products: 0.9%
7,250	Stanley Black & Decker, Inc.	444,280

Food Services: 0.8%
2,247	Chipotle Mexican Grill, Inc.*	386,484

Hotels: 1.0%
9,641	Home Inns & Hotels
	Management, Inc. - ADR*	476,651

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 91.5% (Continued)

Information Services: 3.6%
4,290	Baidu, Inc. - ADR*	$440,240
16,225	IAC/InterActiveCorp.*	426,231
6,048	MercadoLibre, Inc.*	436,545
8,460	WebMD Health Corp.*	421,900
		1,724,916
Insurance Carriers: 1.8%
8,517	Humana, Inc.*	427,894
42,835	MBIA, Inc.*	430,492
		858,386
Leather & Allied Products: 0.7%
8,939	Steven Madden Ltd.*	367,035

Machinery: 4.4%
19,762	Actuant Corp.	453,736
8,998	Coinstar, Inc.*	386,824
5,042	Cummins, Inc.	456,704
10,749	Dresser-Rand Group, Inc.*	396,531
6,819	FMC Technologies, Inc.*	465,669
		2,159,464
Merchant Wholesalers: 2.6%
13,439	AmerisourceBergen Corp.	412,040
6,578	Herbalife Ltd.	396,982
5,048	Polo Ralph Lauren Corp.	453,613
		1,262,635
Mining: 1.1%
13,517	Newcrest Mining Ltd. - ADR	520,405

Miscellaneous Manufacturing: 5.1%
2,294	Alcon, Inc.	382,616
4,705	Edwards Lifesciences Corp.*	315,470
6,501	Estee Lauder Companies, Inc.	411,058
10,045	Hasbro, Inc.	447,103

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 91.5% (Continued)

Miscellaneous Manufacturing: 5.1% (Continued)
6,510	Heartware International, Inc.*	$447,628
7,567	Rockwell Automation, Inc.	467,111
		2,470,986
Motion Picture & Sound Recording Industries: 1.7%
2,209	Netflix, Inc.*	358,212
9,218	Sina Corp.*	466,246
		824,458
Oil & Gas Extraction: 3.7%
14,280	Concho Resources, Inc.*	944,907
29,584	Northern Oil & Gas, Inc.*	501,153
5,322	Pioneer Natural Resources Co.	346,090
		1,792,150
Oil & Gas Services: 1.0%
5,432	Core Laboratories NV	478,233

Performing Arts & Spectator Sports: 0.5%
7,045	Las Vegas Sands Corp.*	245,518

Personal Services: 0.9%
16,490	Shutterfly, Inc.*	428,575

Petroleum & Coal Products: 0.8%
11,259	Sunoco, Inc.	410,954

Primary Metal Manufacturing: 0.9%
3,594	Precision Castparts Corp.	457,696

Professional, Scientific & Technical Services: 10.1%
7,386	Alexion Pharmaceuticals, Inc.*	475,363
28,779	CGI Group, Inc.*	432,548
27,393	Genpact Ltd.*	485,678
25,649	iGate Corp.	465,273
7,094	IHS, Inc.*	482,392
6,779	Infosys Technologies Ltd. - ADR	456,294

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 91.5% (Continued)

Professional, Scientific &
Technical Services: 10.1% (Continued)
12,936	Longtop Financial
	Technologies Ltd. - ADR*	$509,032
6,783	MAXIMUS, Inc.	417,697
24,993	Radiant Systems, Inc.*	427,380
9,736	Syntel, Inc.	433,252
11,755	VeriSign, Inc.*	373,104
		4,958,013
Publishing Industries: 3.3%
9,838	ACI Worldwide, Inc.*	220,273
13,884	Autodesk, Inc.*	443,872
17,679	Oracle Corp.	474,681
19,211	SuccessFactors, Inc.*	482,388
		1,621,214
Rail Transportation: 1.7%
6,289	Canadian National Railway Co.	402,622
9,889	Genesee & Wyoming, Inc. - Class A*	429,083
		831,705
Rental & Leasing Services: 2.7%
36,765	AerCap Holdings NV*	434,930
8,839	Dollar Thrifty Automotive Group, Inc.*	443,188
15,915	Textainer Group Holdings Ltd.	425,567
		1,303,685
Telecommunications: 1.6%
4,286	Millicom International Cellular SA	411,242
21,339	TW Telecom, Inc.*	396,265
		807,507
Textile Products: 1.0%
32,905	Interface, Inc.	468,238

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)

Shares		Value
COMMON STOCKS: 91.5% (Continued)

Transportation Equipment: 3.0%
7,265	Autoliv, Inc.	$474,622
5,439	Magna International, Inc.	447,412
12,714	TRW Automotive Holdings Corp.*	528,394
		1,450,428
Transportation Services: 0.9%
6,255	C.H. Robinson Worldwide, Inc.	437,350

Utilities: 0.8%
17,382	Hawaiian Electric Industries, Inc.	391,790
TOTAL COMMON STOCKS
(Cost $40,244,235)		44,681,809

PREFERRED STOCK: 0.8%

Food & Beverage Stores: 0.8%
5,879	Companhia Brasileira de
	Distribuicao - Class A - ADR	405,768
TOTAL PREFERRED STOCK
(Cost $401,715)		405,768

SHORT-TERM INVESTMENT: 10.0%

Money Market Fund: 10.0%
	Federated U.S. Treasury Cash Reserves
	Fund - Institutional Shares, 0.001%**	4,862,285
TOTAL SHORT-TERM INVESTMENT
(Cost $4,862,285)		4,862,285
TOTAL INVESTMENTS IN SECURITIES: 102.3%
(Cost $45,508,235)		49,949,862
Liabilities in Excess of Other Assets: (2.3)%		(1,125,899)
TOTAL NET ASSETS: 100.0%		$48,823,963

*	Non-income producing security.
**	7-Day Yield as of September 30, 2010.
ADR	American Depository Receipt

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 2010 (UNAUDITED)

ASSETS:
Investments in securities, at value
(Cost $45,508,235) (Note 2)	$49,949,862
Receivables:
Investment securities sold	494,259
Fund shares sold	235,800
Dividends and interest	111,268
Prepaid expenses	26,158
Total assets	50,817,347
LIABILITIES:
Payables:
Investment securities purchased	1,831,580
Fund shares redeemed	74,128
Foreign withholding tax	2,067
Investment advisory fees, net	29,959
Administration fees	7,236
Custody fees	2,044
Distribution fees	26,370
Fund accounting fees	5,122
Transfer agent fees	3,282
Chief Compliance Officer fees	1,125
Other accrued expenses	10,471
Total liabilities	1,993,384
NET ASSETS	$48,823,963
Net asset value, offering and redemption price
per share ($48,823,963/4,689,312 shares
outstanding; unlimited number of shares
authorized without par value)	$10.41
COMPONENTS OF NET ASSETS:
Paid-in capital	$55,099,602
Accumulated net investment loss	(157,165)
Accumulated net realized loss on investments	(10,560,115)
Net unrealized appreciation on investments	4,441,627
Net unrealized appreciation on foreign currency
and translation of other assets and
liabilities in foreign currency	14
Net assets	$48,823,963

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $4,866)	$177,963
Interest	237
Total investment income	178,200
EXPENSES (Note 3)
Investment advisory fees	213,339
Distribution fees	53,335
Adminstration fees	42,668
Transfer agent fees	21,515
Fund accounting fees	17,276
Audit fees	9,082
Reports to shareholders	7,452
Registration fees	6,935
Custody fees	4,234
Chief Compliance Officer fees	3,612
Miscellaneous expense	3,424
Trustee fees	3,370
Legal fees	1,893
Insurance expense	965
Total expenses	389,100
Less: fees waived	(27,240)
Net expenses	361,860
Net investment loss	(183,660)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on investments
and foreign currency transactions	1,127,073
Change in net unrealized depreciation on investments	(973,048)
Change in net unrealized appreciation of translation
of other assets and liabilities in foreign currency	14
Net realized and unrealized gain on
investments and foreign currency transactions	154,039
Net decrease in net assets
resulting from operations	$(29,621)

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	September 30, 2010	March 31,
	(Unaudited)	2010
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(183,660)	$(406,161)
Net realized gain on investments
and foreign currency transactions	1,127,073	1,218,828
Change in net unrealized appreciation
(depreciation) on investments	(973,048)	5,736,000
Change in net unrealized appreciation
of translation of other assets and
liabilities in foreign currency	14	—
Net increase (decrease) in net
assets resulting from operations	(29,621)	6,548,667
DISTRIBUTIONS TO SHAREHOLDERS
Distribution in excess	—	(28,073)
Total distributions to shareholders	—	(28,073)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a) (b)	5,503,681	6,169,058
Total increase in net assets	5,474,060	12,689,652
NET ASSETS
Beginning of period/year	43,349,903	30,660,251
End of period/year	$48,823,963	$43,349,903
Accumulated net
investment income (loss)	$(157,165)	$26,495

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2010		Year Ended
	(Unaudited)		March 31, 2010
	Shares	Value	Shares	Value
Shares sold	1,494,573	$15,236,195	3,668,433	$34,684,329
Shares issued
in reinvestment
of distributions	—	—	2,733	27,115
Shares
redeemed (b)	(978,458)	(9,732,514)	(3,060,516)	(28,542,386)
Net increase	516,115	$5,503,681	610,650	$6,169,058

(b)	Net of redemption fees of $15,117 and $7,964, respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD/YEAR

	Six Months
	Ended						Period
	September		Year Ended March 31,				Ended
	30, 2010						March 31,
	(Unaudited)		2010	2009	2008	2007	2006*
Net asset value, beginning
of period/year	$10.39		$8.61	$9.91	$9.70	$11.42	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)	(0.04)		(0.10)	0.00 **	(0.07)	(0.10)	(0.02)
Net realized and
unrealized gain (loss)
on investments	0.06		1.89	(1.30)	0.28	(1.64)	1.44
Total from
investment operations	0.02		1.79	(1.30)	0.21	(1.74)	1.42
LESS DISTRIBUTIONS:
Distribution in excess	—		(0.01)	—	—	—	—
Paid-in capital
from redemption
fees (Note 2)	0.00	**	0.00 **	0.00 **	0.00 **	0.02	0.00	**
Net asset value,
end of period/year	$10.41		$10.39	$8.61	$9.91	$9.70	$11.42
Total return	0.19%^		20.78%	(13.12)%	2.16%	(15.06)%	14.20%^
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$48.8		$43.3	$30.7	$24.9	$44.8	$73.7
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	1.82	%+	1.95%	2.18%	2.01%	1.81%	2.39	%+
After fees waived and
expenses absorbed	1.70	%+	1.70%	1.70%	1.70%	1.70%	1.70	%+
RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and
expenses absorbed	(0.99	)%+	(1.40)%	(0.52)%	(0.83)%	(0.78)%	(1.68	)%+
After fees waived and
expenses absorbed	(0.87	)%+	(1.15)%	(0.04)%	(0.52)%	(0.67)%	(0.99	)%+
Portfolio turnover rate	148%^		225%	393%	226%	493%	118%^

*	Fund commenced operations on September 26, 2005.
**	Less than $0.01 per share.
+	Annualized
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2010 (UNAUDITED)

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”) is a series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation from investment in a combination of growth equity securities and cash equivalents.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,”

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)

consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2010, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)

other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$44,681,809	$—	$—	$44,681,809
Preferred Stock	405,768	—	—	405,768
Short-Term
Investment	4,862,285	—	—	4,862,285
Total Investments
in Securities	$49,949,862	$—	$—	$49,949,862

^  See Schedule of Investments for industry breakout.

B. Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

At March 31, 2010, the Fund had capital loss carryforwards of $11,687,188, which expire as follows:

Capital Loss Carryforward	Expiration
$9,229,320	2015
$ 169,103	2017
$2,288,765	2018

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Fund’s 2010 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted /amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D. Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains, if any, on securities

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)

for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E. Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F. Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G. Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H. Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)

I.
New Accounting Pronouncements.  In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”).  The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.  There were no significant transfers into or out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

NorthCoast Asset Management, LLC (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Fund.  As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended September 30, 2010, the Fund incurred $213,339 in advisory fees.

The Adviser has contractually agreed to limit the Fund’s annual ratio of expenses to 1.70% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the six months ended September 30, 2010, the Adviser waived $27,240 in fees for the Fund.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment.  At September 30, 2010 the remaining cumulative unreimbursed amount paid and/or waived by the

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)

Adviser on behalf of the Fund that may be reimbursed was $232,739.  The Adviser may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
March 31, 2012	$115,382
March 31, 2013	$ 90,117
March 31, 2014	$ 27,240

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement. Any such reimbursement is also contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended September 30, 2010, the Fund incurred $42,668 in administration fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended September 30, 2010, the Fund was allocated $3,612 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as the Fund’s custodian. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund.  The fee is paid to the Distribution Coordinator as compensation for distribution-

CAN SLIM® SELECT GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2010 (UNAUDITED) (CONTINUED)

related activities, not reimbursement for specific expenses incurred.  For the six months ended September 30, 2010, the Fund incurred $53,335 in distribution fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2010, the cost of purchases and the proceeds from the sales of securities, excluding short-term investments, were $52,237,979 and $48,844,230, respectively.

There were no purchases or sales of U.S. Government obligations for the six months ended September 30, 2010.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows:

Cost of investments	$45,481,740
Gross unrealized appreciation	4,658,929
Gross unrealized depreciation	(190,807)
Net unrealized appreciation (a)	$4,468,122

(a)  The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended September 30, 2010 and the year ended March 31, 2010 was as follows:

	September 30, 2010	March 31, 2010
Distributions paid from:
Ordinary income	$—	$28,073
Long-term capital gain	—	—
	$—	$28,073

As of March 31, 2010, the components of accumulated earnings/(losses) on a tax basis were as follows:

Net unrealized appreciation	$5,441,170
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated loss	(11,687,188)
Total accumulated deficit	$(6,246,018)

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED)

At a meeting held on July 19 and 20, 2010, the Board (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreement for CAN SLIM® Select Growth Fund (the “Fund”) with NorthCoast Asset Management, LLC (the “Adviser” or “NorthCoast”), for another annual term.  At this meeting and at a prior meeting held on May 24 and 25, 2010, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement.  In addition, the Board engaged an independent third party consulting firm to review the appropriateness of the peer group categories selected for comparison purposes.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, the Adviser’s disaster recovery plan, and the Adviser’s business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss various marketing and compliance topics, including the Adviser’s diligence in risk oversight.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

essential to performing their duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.The Fund’s historical year-to-date performance and the overall performance of the Adviser.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of March 31, 2010 on both an absolute basis, and in comparison to their peer funds utilizing Lipper classifications.

  The Board, taking into consideration the relatively short period that NorthCoast has been managing the Fund, noted that the Fund’s one-year performance was below the median of its peer group.  The Board concluded that it was satisfied with the Fund’s performance.

  The Trustees also considered any differences of performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.The costs of the services to be provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements.

  The Board took into account the Fund’s smaller asset size while considering the Fund’s expenses and noted that while the contractual advisory fee appeared to be in line with that of its peer group median, the Fund’s total expense ratio was above that of its peer group median.  The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.70%.  The Board concluded that the fees paid to the Adviser were fair and reasonable in light of comparative performance and expense and advisory fee information.

  The Trustees took into consideration the services NorthCoast provided to its institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Trustees found that the fees charged to the Fund were in line with the fees charged by the Adviser to its

CAN SLIM® SELECT GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
(UNAUDITED) (CONTINUED)

other investment management clients and slightly lower than the fees charged by the Adviser to its separately managed accounts.

4.Economies of Scale.  The Board also considered that economies of scale would be expected to be realized by the Adviser as the assets of the Fund grow.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.The profits to be realized by the Adviser and its affiliates from its relationship with the Fund.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund.  The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from their relationship with the Fund, particularly the 12b-1 fees paid to the Adviser.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services they provide to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

CAN SLIM® SELECT GROWTH FUND

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its website at www.northcoastam.com within ten business days after calendar quarter end.

INFORMATION ABOUT THE FUND’S TRUSTEES
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s trustees and is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.northcoastam.com.

INFORMATION ABOUT HOUSEHOLDING
(UNAUDITED)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at (800) 558-9105 (or contact your financial institution).  We will begin sending you individual copies thirty days after receiving your request.

CAN SLIM® SELECT GROWTH FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

Investment Adviser
NorthCoast Asset Management, LLC
6 Glenville Street
Greenwich, CT 06831
www.northcoastam.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant
and Fund Administration
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

 “Not applicable for semi-annual reports.”

Item 3. Audit Committee Financial Expert.

 “Not applicable for semi-annual reports.”

Item 4. Principal Accountant Fees and Services.

 “Not applicable for semi-annual reports.”
Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees .

Item 11. Controls and Procedures.

The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                     /s/Robert M. Slotky
Robert M. Slotky, President

Date     December 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/Robert M. Slotky
Robert M. Slotky, President

Date     December 2, 2010

By (Signature and Title)                     /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date     December 3, 2010

* Print the name and title of each signing officer under his or her signature.